Fair values of financial instruments - Changes in measurement inputs used (Details) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase/(decrease) in significant unobservable inputs, decrease in unobservable input			(5.00%)
Increase/(decrease) on the Group's loss, increase in unobservable input			$ 1,795,061
Increase/(decrease) on the Group's loss, increase in unobservable input			55,767,113
Increase/(decrease) on the Group's loss, decrease in unobservable input			$ (89,520)
Risk-adjusted discount rate
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase/(decrease) in significant unobservable inputs, increase in unobservable input			5.00%	5.00%
Increase/(decrease) on the Group's loss, increase in unobservable input				$ 14,983
Increase/(decrease) on the Group's loss, decrease in unobservable input			$ (48,370,219)	$ 14,983
Risk-adjusted discount rate | Preference Shares Liabilities, Conversion Feature
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase/(decrease) in significant unobservable inputs, increase in unobservable input			5.00%
Increase/(decrease) in significant unobservable inputs, decrease in unobservable input		(5.00%)
Increase/(decrease) on the Group's loss, increase in unobservable input		$ (48,370,219)
Increase/(decrease) on the Group's loss, decrease in unobservable input		$ 55,767,113
Discount for lack of marketability
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase/(decrease) in significant unobservable inputs, increase in unobservable input			5.00%
Increase/(decrease) on the Group's loss, decrease in unobservable input			$ (1,795,038)
Discount for lack of marketability | Preference Shares Liabilities, Conversion Feature
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase/(decrease) in significant unobservable inputs, increase in unobservable input			5.00%
Increase/(decrease) in significant unobservable inputs, decrease in unobservable input		(5.00%)
Increase/(decrease) on the Group's loss, increase in unobservable input		$ (1,795,038)
Increase/(decrease) on the Group's loss, decrease in unobservable input		$ 1,795,061
Expected volatility
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase/(decrease) in significant unobservable inputs, increase in unobservable input			5.00%	5.00%
Increase/(decrease) on the Group's loss, increase in unobservable input	$ 47,446		$ 84,785
Increase/(decrease) on the Group's loss, decrease in unobservable input				$ 66,174
Expected volatility | Warrant liabilities [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase/(decrease) in significant unobservable inputs, increase in unobservable input		5.00%
Increase/(decrease) in significant unobservable inputs, decrease in unobservable input		(5.00%)
Increase/(decrease) on the Group's loss, increase in unobservable input		$ (849)
Increase/(decrease) on the Group's loss, decrease in unobservable input		$ 852
Expected volatility | Preference Shares Liabilities, Conversion Feature
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase/(decrease) in significant unobservable inputs, increase in unobservable input			5.00%
Increase/(decrease) in significant unobservable inputs, decrease in unobservable input		(5.00%)
Increase/(decrease) on the Group's loss, increase in unobservable input		$ 84,785
Increase/(decrease) on the Group's loss, decrease in unobservable input		$ (89,520)
Risk free Interest Rate Measurement Input [Member] | Warrant liabilities [member]
Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities [line items]
Increase/(decrease) in significant unobservable inputs, increase in unobservable input		5.00%
Increase/(decrease) in significant unobservable inputs, decrease in unobservable input		(5.00%)
Increase/(decrease) on the Group's loss, increase in unobservable input		$ (99)
Increase/(decrease) on the Group's loss, decrease in unobservable input		$ 100